Notes to the Profit or Loss Statement - Impairment of Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment Goodwill [Line Items]
Impairment of Goodwill	€ 0	€ (230,714,620)	€ (2,057,000)